First Trust Dorsey Wright DALI Equity ETF Annual Fund Operating Expenses - First Trust Dorsey Wright DALI Equity ETF - First Trust Dorsey Wright DALI Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.61%
Expenses (as a percentage of Assets)	0.91%